Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2020 (Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS - 25.5%
	Communication Services - 1.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital (a)
$830,000	10/23/2055, 6.834%	$1,254,253
	The Interpublic Group of Companies, Inc. (a)
935,000	10/01/2048, 5.400%	1,259,631
	VeriSign, Inc. (a)
1,125,000	07/15/2027, 4.750%	1,205,859
	ViacomCBS, Inc. (a) (b)
1,095,000	02/28/2057, 6.250%	1,215,965
		4,935,708
	Consumer Discretionary - 2.1%
	Darden Restaurants, Inc.
1,095,000	05/01/2027, 3.850%	1,195,682
	General Motors Company (a)
925,000	04/01/2046, 6.750%	1,321,520
	Hasbro, Inc. (a)
910,000	03/15/2040, 6.350%	1,164,183
	Las Vegas Sands Corporation (a)
1,185,000	08/08/2029, 3.900%	1,243,444
	Lear Corporation (a)
1,070,000	09/15/2027, 3.800%	1,179,479
	Marriott International Inc/MD (a)
1,080,000	06/15/2030, 4.625%	1,249,019
	Mohawk Industries, Inc. (a)
1,080,000	05/15/2030, 3.625%	1,204,995
		8,558,322
	Consumer Staples - 1.0%
	Altria Group, Inc. (a)
1,005,000	01/31/2044, 5.375%	1,310,815
	Kraft Heinz Foods Company (a)
950,000	02/09/2040, 6.500%	1,261,361
	Molson Coors Brewing Company (a)
1,090,000	05/01/2042, 5.000%	1,375,517
		3,947,693
	Energy - 5.1%
	Cimarex Energy Company (a)
1,155,000	05/15/2027, 3.900%	1,266,026
	Devon Energy Corporation
940,000	09/30/2031, 7.875%	1,259,792
100,000	07/15/2041, 5.600% (a)	116,931
	Diamondback Energy, Inc. (a)
1,170,000	12/01/2029, 3.500%	1,226,665
	Energy Transfer Operating LP
1,009,000	07/01/2038, 7.500%	1,254,439
	Enterprise Products Operating LLC (a) (b)
1,400,000	08/16/2077, 4.875%	1,301,144
	Hess Corporation
1,005,000	01/15/2040, 6.000%	1,225,782
	HollyFrontier Corporation (a)
1,100,000	04/01/2026, 5.875%	1,198,783
	Kinder Morgan Energy Partners LP
885,000	01/15/2038, 6.950%	1,192,133
	Magellan Midstream Partners LP
1,035,000	10/15/2043, 5.150%	1,243,290
	Marathon Oil Corporation (a)
195,000	03/15/2032, 6.800%	231,400
1,010,000	10/01/2037, 6.600%	1,196,881
	National Oilwell Varco, Inc. (a)
1,450,000	12/01/2042, 3.950%	1,432,631
	Newfield Exploration Company (a)
1,260,000	01/01/2026, 5.375%	1,321,516
	ONEOK Partners LP
915,000	10/01/2036, 6.650%	1,104,463
150,000	10/15/2037, 6.850%	181,609
	Phillips 66 Partners LP (a)
1,175,000	10/01/2046, 4.900%	1,266,525
	The Williams Companies, Inc. (a)
970,000	04/15/2040, 6.300%	1,269,530
	Valero Energy Corporation (a)
975,000	06/15/2037, 6.625%	1,279,714
		20,569,254
	Financials - 5.2%
	American Equity Investment Life Holding Company
1,115,000	06/15/2027, 5.000%	1,259,360
	Athene Holding Ltd.
1,000,000	04/03/2030, 6.150%	1,249,101
	Brighthouse Financial, Inc.
514,000	06/22/2047, 4.700%	532,926
	Discover Bank (b)
1,150,000	08/09/2028, 4.682%	1,220,685
	Enstar Group Ltd.
1,050,000	06/01/2029, 4.950%	1,170,044
	Fifth Third Bancorp (a)
705,000	03/01/2038, 8.250%	1,193,247
	GLP Capital LP / GLP Financing II, Inc.
1,025,000	06/01/2028, 5.750%	1,199,542
	Host Hotels & Resorts LP (a)
1,245,000	12/15/2029, 3.375%	1,254,045
	Legg Mason, Inc.
920,000	01/15/2044, 5.625%	1,330,744
	Lincoln National Corporation
820,000	06/15/2040, 7.000%	1,239,141
	Markel Corporation
900,000	04/05/2046, 5.000%	1,224,371
	MetLife, Inc.
735,000	08/01/2069, 10.750%	1,261,053
	PartnerRe Finance B LLC (a) (b)
1,175,000	10/01/2050, 4.500%	1,221,859
	Prudential Financial, Inc. (b)
1,000,000	09/15/2048, 5.700%	1,161,805
	Synchrony Financial
1,095,000	08/04/2026, 3.700%	1,201,445
	The Allstate Corporation (b)
465,000	05/15/2067, 6.500%	614,611
	Unum Group
1,035,000	08/15/2042, 5.750%	1,264,743
	Voya Financial, Inc. (a) (b)
1,155,000	05/15/2053, 5.650%	1,220,541
		20,819,263
	Health Care - 0.6%
	Cardinal Health, Inc.
1,035,000	06/15/2047, 4.368%	1,214,650
	Centene Corporation (a)
1,120,000	12/15/2027, 4.250%	1,186,231
	HCA, Inc.
100,000	06/15/2047, 5.500%	133,002
		2,533,883
	Industrials - 2.7%
	BNSF Funding Trust I (b)
1,020,000	12/15/2055, 6.613%	1,170,450
	FedEx Corporation
950,000	01/15/2044, 5.100%	1,286,341
	Flowserve Corporation (a)
1,185,000	10/01/2030, 3.500%	1,245,394
	General Electric Company
965,000	08/07/2037, 6.150%	1,280,602
	Kirby Corporation
1,140,000	03/01/2028, 4.200%	1,229,336
	Owens Corning (a)
1,065,000	07/15/2047, 4.300%	1,265,581
	Southwest Airlines Company
1,125,000	06/15/2027, 5.125%	1,311,009
	Stanley Black & Decker, Inc. (a) (b)
950,000	03/15/2060, 4.000%	1,007,339
	Westinghouse Air Brake Technologies Corporation (a) (c)
1,050,000	09/15/2028, 4.950%	1,227,535
		11,023,587
	Information Technology - 1.4%
	Corning, Inc. (a)
575,000	11/15/2079, 5.450%	791,952
	HP, Inc. (a)
945,000	09/15/2041, 6.000%	1,220,547
	Jabil, Inc.
1,170,000	01/12/2028, 3.950%	1,295,115
	Micron Technology, Inc.
970,000	02/06/2029, 5.327%	1,189,621
	Seagate HDD Cayman
1,085,000	06/01/2027, 4.875%	1,240,213
		5,737,448
	Materials - 1.3%
	Martin Marietta Materials, Inc.
1,035,000	12/15/2047, 4.250%	1,237,218
	Sonoco Products Company
920,000	11/01/2040, 5.750%	1,254,067
	The Mosaic Company
990,000	11/15/2043, 5.625%	1,251,286
	Vulcan Materials Company
1,005,000	06/15/2047, 4.500%	1,247,442
		4,990,013
	Real Estate - 2.1%
	Brixmor Operating Partnership LP (a)
1,155,000	07/01/2030, 4.050%	1,303,899
	MPT Operating Partnership LP / MPT Finance Corporation
1,110,000	10/15/2027, 5.000%	1,177,249
	Office Properties Income Trust (a)
1,165,000	02/01/2025, 4.500%	1,208,862
	Omega Healthcare Investors, Inc. (a)
1,125,000	01/15/2026, 5.250%	1,259,077
	Sabra Health Care LP (a)
1,080,000	08/15/2026, 5.125%	1,193,062
	Simon Property Group LP
850,000	02/01/2040, 6.750%	1,222,775
	United Rentals North America, Inc. (a)
1,130,000	11/15/2027, 3.875%	1,185,574
		8,550,498
	Utilities - 2.8%
	CMS Energy Corporation (a) (b)
1,090,000	06/01/2050, 4.750%	1,200,648
	Dominion Energy, Inc. (a) (b)
1,310,000	10/01/2054, 5.750%	1,441,409
	Edison International (a)
1,210,000	03/15/2028, 4.125%	1,326,121
	Exelon Generation Company LLC (a)
985,000	10/01/2039, 6.250%	1,164,488
	National Fuel Gas Company (a)
1,115,000	01/15/2026, 5.500%	1,252,513
	NextEra Energy Capital Holdings, Inc. (a) (b)
1,075,000	12/01/2077, 4.800%	1,185,811
	Pacific Gas & Electric Company
1,135,000	02/15/2044, 4.750%	1,274,879
	PSEG Power LLC
815,000	04/15/2031, 8.625%	1,203,001
	The Southern Company (a) (b)
1,170,000	01/15/2051, 4.000%	1,224,486
		11,273,356
	TOTAL CORPORATE BONDS (Cost $94,123,683)	102,939,025

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.5%
	Federal Home Loan Banks
140,000	03/11/2022, 2.250%	143,671
145,000	03/11/2022, 2.500%	149,363
175,000	06/10/2022, 2.125%	180,244
150,000	09/09/2022, 2.000%	154,836
200,000	12/09/2022, 1.875%	206,960
100,000	02/17/2023, 1.375%	102,612
100,000	03/10/2023, 2.125%	104,328
115,000	06/09/2023, 2.125%	120,522
60,000	09/08/2023, 3.375%	65,216
95,000	12/08/2023, 3.375%	103,958
360,000	06/09/2028, 3.250%	425,625
200,000	11/16/2028, 3.250%	239,043
150,000	07/15/2036, 5.500%	233,382
		2,229,760
	Federal Home Loan Mortgage Corporation
75,000	04/20/2023, 0.375%	75,352
110,000	05/05/2023, 0.375%	110,558
115,000	06/19/2023, 2.750%	122,436
55,000	06/26/2023, 0.250%	55,069
225,000	09/15/2029, 6.750%	337,329
200,000	03/15/2031, 6.750%	308,864
110,000	07/15/2032, 6.250%	170,727
		1,180,335
	Federal National Mortgage Association
130,000	04/05/2022, 1.875%	133,042
125,000	04/12/2022, 2.250%	128,675
130,000	09/06/2022, 1.375%	132,813
110,000	10/05/2022, 2.000%	113,710
170,000	01/19/2023, 2.375%	177,900
65,000	05/22/2023, 0.250%	65,070
80,000	07/10/2023, 0.250%	80,044
50,000	09/12/2023, 2.875%	53,698
100,000	09/24/2026, 1.875%	107,513
350,000	05/15/2029, 6.250%	501,228
300,000	01/15/2030, 7.125%	460,862
310,000	05/15/2030, 7.250%	482,674
290,000	11/15/2030, 6.625%	440,996
100,000	07/15/2037, 5.625%	160,454
8,400,000	12/15/2040, 3.500% (d)	8,860,687
8,250,000	12/15/2040, 4.500% (d)	8,942,209
1,500,000	12/15/2041, 4.000% (d)	1,600,371
4,790,000	12/15/2042, 3.000% (d)	5,004,240
1,555,000	12/15/2046, 2.500% (d)	1,629,478
		29,075,664
	Government National Mortgage Association
1,600,000	12/15/2040, 3.500% (d)	1,688,687
1,800,000	12/15/2040, 4.000% (d)	1,905,891
1,600,000	12/15/2041, 4.000% (d)	1,700,375
1,600,000	12/15/2042, 3.000% (d)	1,667,125
1,600,000	12/15/2042, 3.000% (d)	1,670,125
1,600,000	12/15/2042, 3.500% (d)	1,690,500
1,600,000	12/01/2050, 2.500% (d)	1,686,196
1,740,000	12/15/2050, 2.500% (d)	1,830,612
		13,839,511
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $45,885,866)	46,325,270

U.S. GOVERNMENT AGENCY ISSUES - 1.3%
	Utilities - 1.3%
	Tennessee Valley Authority
475,000	08/15/2022, 1.875%	488,616
240,000	09/15/2024, 2.875%	263,133
325,000	11/01/2025, 6.750%	422,206
670,000	02/01/2027, 2.875%	755,283
475,000	05/01/2030, 7.125%	726,538
650,000	04/01/2036, 5.880%	1,000,793
660,000	01/15/2038, 6.150%	1,066,837
500,000	09/15/2039, 5.250%	756,502
		5,479,908
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,101,878)	5,479,908

U.S. GOVERNMENT NOTES/BONDS - 60.9%
	U.S. Treasury Bonds - 28.5%
	United States Treasury Bonds
970,000	08/15/2023, 6.250%	1,129,671
10,640,000	02/15/2026, 6.000% (a)	13,719,781
7,870,000	11/15/2027, 6.125% (a)	10,859,678
9,035,000	08/15/2028, 5.500% (a)	12,337,716
9,835,000	11/15/2028, 5.250%	13,332,956
9,780,000	02/15/2029, 5.250% (a)	13,348,172
9,755,000	05/15/2030, 6.250%	14,654,220
6,860,000	02/15/2031, 5.375%	9,940,837
400,000	11/15/2039, 4.375%	613,500
1,140,000	02/15/2040, 4.625%	1,802,580
1,850,000	05/15/2040, 4.375%	2,850,156
3,095,000	11/15/2040, 4.250%	4,717,820
3,375,000	02/15/2041, 4.750%	5,469,346
4,745,000	05/15/2041, 4.375% (a)	7,376,065
1,935,000	08/15/2041, 3.750%	2,788,063
		114,940,561
	U.S. Treasury Notes - 32.4%
	United States Treasury Notes
910,000	02/28/2022, 1.750%	928,627
1,265,000	02/28/2022, 1.875%	1,292,771
12,860,000	08/15/2022, 1.500% (a)	13,160,653
16,545,000	08/15/2022, 1.625%	16,966,380
13,640,000	08/31/2022, 1.625%	13,994,054
10,840,000	08/31/2022, 1.875% (a)	11,168,164
8,680,000	09/30/2022, 1.750% (a)	8,936,840
4,730,000	09/30/2022, 1.875% (a)	4,880,122
3,130,000	10/15/2022, 1.375%	3,202,137
505,000	10/31/2022, 2.000%	522,961
1,220,000	11/30/2022, 2.000%	1,265,107
1,630,000	05/15/2027, 2.375%	1,820,634
1,675,000	08/15/2027, 2.250%	1,860,755
3,375,000	11/15/2027, 2.250%	3,757,522
4,940,000	02/15/2028, 2.750%	5,683,894
6,745,000	05/15/2028, 2.875%	7,842,907
6,175,000	08/15/2028, 2.875%	7,200,146
7,970,000	11/15/2028, 3.125%	9,473,403
6,500,000	02/15/2029, 2.625%	7,492,012
6,165,000	05/15/2029, 2.375%	6,995,830
985,000	08/15/2029, 1.625%	1,058,336
1,290,000	11/15/2029, 1.750%	1,401,111
		130,904,366
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $242,378,220)	245,844,927

SHORT-TERM INVESTMENTS - 9.9%
	Money Market Deposit Account - 9.9%
39,867,924	U.S. Bank Money Market Deposit Account, 0.020% (e) (f)	39,867,924
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,867,924)	39,867,924

Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.9%
116,474,268	Mount Vernon Liquid Assets Portfolio, LLC, 0.150% (g)	116,474,268
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 116,474,268)	116,474,268
	TOTAL INVESTMENTS - 138.0% (Cost $543,831,839)	556,931,322
	Liabilities in Excess of Other Assets - (38.0)%	(153,363,522)
	NET ASSETS - 100.0%	$403,567,800

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $114,336,994 or 28.3% of net assets.
(b)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2020.

(c)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at November 30, 2020.
(d)	Security purchased on a forward-commitment basis ("TBA commitment"). On November 30, 2020, the total value of TBA commitments was $39,876,497 or 9.9% of net assets.
(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2020.

(f)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2020, the value of securities pledged amounted to $39,341,125. In addition, the Fund held cash collateral in the amount of $800,000.

(g)	Annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$102,939,025	$-	$102,939,025
Mortgage Backed Securities - U.S. Government Agency	-	46,325,270	-	$46,325,270
U.S. Government Agency Issues	-	5,479,908	-	$5,479,908
U.S. Government Notes/Bonds	-	245,844,927	-	$245,844,927
Short-Term Investments	39,867,924	-	-	$39,867,924
Investments Purchased with Proceeds from Securities Lending	-	116,474,268		$116,474,268
Total Investments in Securities	$39,867,924	$517,063,398	$-	$556,931,322
^See Schedule of Investments for sector breakouts.
For the period ended November 30, 2020, the Fund did not recognize any transfers into or out of Level 3.